SHORT-TERM NOTE AND LINES OF CREDIT (Details Narrative) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Baptist Community Services
Line of credit balance		$ 25,298	$ 25,298
Community National Bank
Line of credit balance	$ 25,298	25,298	25,298
Extraco Bank
Line of credit balance	472,675	472,675	473,029
Additional Lines of Credit Extraco Bank
Line of credit balance	278,470	278,470	278,470
Capital One Bank
Line of credit balance	9,580	9,580	9,580
Chase Bank
Line of credit balance	$ 10,237	$ 10,237	$ 11,197